Segment Information - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 54.8	$ 84.0	$ 103.2	$ 188.1
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	21.4	16.9	48.3	35.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	17.5	11.3	31.4	39.9
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	12.5	33.2	19.7	68.8
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3.4	12.3	3.8	23.1
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 0.0	$ 10.3	$ 0.0	$ 20.5